Marketable securities (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable securities held
Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2013	December 31, 2012
Original cost	544	128
Cumulative unrealized gain on marketable securities	538	205
Carrying value	1,082	333

Marketable securities and changes in carrying value
Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Ensco	Petromena	Golden Close	Sapura Kencana	Total
Net book value at December 31, 2011	4	4	16	—	24
Additions	—	—	—	237	237
Fair Market value adjustments recognized via OCI	—	—	—	84	84
Release of OCI into profit & loss	—	—	(1)	(84)	(85)
Realization of historic cost	(4)	—	(15)	(113)	(132)
Historic cost at December 31, 2012	—	4	—	124	128
Cumulative Fair Market value adjustments recognized via OCI	—	—	—	205	205
Net book value at December 31, 2012	—	4	—	329	333
Marketable securities short-term	—	4	—	329	333
Marketable securities long-term	—	—	—	—	—

Market value of shares acquired on disposal of tender rig division	—	—	—	416	416
Historic cost at December 31, 2013	—	4	—	540	544
Cumulative Fair Market value adjustments recognized via OCI	—	—	—	538	538
Net book value at December 31, 2013	—	4	—	1,078	1,082
Marketable securities short-term	—	4	—	412	416
Marketable securities long-term	—	—	—	666	666